JOINT VENTURES AND ASSOCIATES - Legal reserve (Details) - Argentina	12 Months Ended
Jun. 30, 2023
JOINT VENTURES
Annual legal reserve required, as percent of profit	5.00%
Legal reserve required, as percent of capital	20.00%